TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

16. TRADE AND OTHER PAYABLES

This account consists of the following:

	2021	2022
Trade payables	17,170	18,457
Other payables	609	463
Total trade and other payables	17,779	18,920

The breakdown of trade payables is as follows:

	2021	2022
Related parties
Radio frequency usage charges, concession fees, and Universal Service Obligation (“USO”) charges	1,329	1,342
Purchases of equipments, materials, and services	431	264
Payables to other telecommunication providers	112	169
Sub-total	1,872	1,775
Third parties
Purchases of equipments, materials, and services	12,759	14,451
Payables to other telecommunication providers	2,539	2,231
Sub-total	15,298	16,682
Total	17,170	18,457

Trade payables by currency are as follows:

	2021	2022
Rupiah	15,584	16,727
U.S. Dollar	1,506	1,636
Others	80	94
Total	17,170	18,457

Terms and conditions of the trade and other payables:

a.	The Group's trade payables and other payables are non-interest bearing and normally settled within 1 year term.
b.	Refer to Note 31 for details on related party transactions.
c.	Refer to Note 34b.v for the Group's liquidity risk management.